Net Finance Income (Expense) - Summary of Net Finance Income (Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of details of finance income expense [abstract]
Debt interest and charges	$ (6,020)	$ (7,181)	$ (7,714)
Foreign exchange gains (losses) and indexation charges on net debt	(3,054)	(4,129)	(2,507)
Discount and premium on repurchase of debt securities	(328)	(337)	(50)
Income from investments and marketable securities (Government Bonds)	563	580	547
Financial result on net debt	(8,839)	(11,067)	(9,724)
Capitalized borrowing costs	1,814	1,976	1,729
Gains (losses) on derivatives	(366)	(64)	(111)
Unwinding of discount on the provision for decommissioning costs	(652)	(762)	(662)
Other finance expenses and income, net	1,987	(468)	291
Other foreign exchange gains (losses) and indexation charges, net	199	490	722
Net finance income (expense)	(5,857)	(9,895)	(7,755)
Income	3,155	1,047	1,053
Expenses	(5,790)	(7,395)	(6,958)
Foreign exchange gains (losses) and indexation charges	(3,222)	(3,547)	(1,850)
Total	$ (5,857)	$ (9,895)	$ (7,755)